SUPPLEMENTARY CASH FLOWS INFORMATION (Tables)	12 Months Ended
Mar. 31, 2023
Cash Flow Statement [Abstract]
Analysis of Non-Cash Working Capital
Changes in non-cash working capital are as follows:

	2023	2022
Cash provided by (used in) non-cash working capital:
Accounts receivable	$4.1	$34.2
Contract assets	(66.6)	(49.3)
Inventories	(65.6)	107.3
Prepayments	(9.7)	(5.6)
Income taxes	(13.2)	(11.5)
Accounts payable and accrued liabilities	21.8	(24.6)
Provisions	(15.3)	(25.8)
Contract liabilities	30.0	(2.2)
	$(114.5)	$22.5

Supplemental Cash Flow Information	Supplemental information:

	2023	2022
Interest paid	$174.7	$93.8
Interest received	13.3	13.1
Income taxes paid	34.7	44.5